Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 15, 2011
MFS Global New Discovery Fund (Prospectus Summary): | MFS Global New Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Global New Discovery Fund
Supplement Text	ck0000063068_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Global New Discovery Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNAX
MFS Global New Discovery Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNBX
MFS Global New Discovery Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNCX
MFS Global New Discovery Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNIX
MFS Global New Discovery Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNJX
MFS Global New Discovery Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNKX
MFS Global New Discovery Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNLX
MFS Global New Discovery Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNMX